Related Party Transactions and Arrangements (Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Payable [Member] | Acquisition and Related Expenses [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	$ 0	$ 37,000
Payable [Member] | Financing Coordination Fees [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Payable [Member] | Other Expense Reimbursements [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Payable [Member] | Asset Management Fees [Member] | Ongoing Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Payable [Member] | Property Management and Leasing Fees [Member] | Ongoing Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Payable [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	37,000
Incurred [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	29,728,000	1,443,000
Incurred [Member] | Acquisition and Related Expenses [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	24,785,000	1,292,000
Incurred [Member] | Financing Coordination Fees [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	2,505,000	51,000
Incurred [Member] | Other Expense Reimbursements [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	460,000	13,000
Incurred [Member] | Asset Management Fees [Member] | Ongoing Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	1,060,000	72,000
Incurred [Member] | Property Management and Leasing Fees [Member] | Ongoing Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	918,000	15,000
Forgiven [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	1,766,000	87,000
Forgiven [Member] | Acquisition and Related Expenses [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Forgiven [Member] | Financing Coordination Fees [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Forgiven [Member] | Other Expense Reimbursements [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Forgiven [Member] | Asset Management Fees [Member] | Ongoing Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	848,000	72,000
Forgiven [Member] | Property Management and Leasing Fees [Member] | Ongoing Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	918,000	15,000
Advisor and Dealer Manager [Member] | American Realty Capital Healthcare Advisors, LLC and Realty Capital Securities, LLC [Member] | Fees and Expense Reimbursement, Stock Offering [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	16,081,000	4,383,000
Advisor and Dealer Manager [Member] | American Realty Capital Healthcare Advisors, LLC and Realty Capital Securities, LLC [Member] | Payable [Member] | Fees and Expense Reimbursement, Stock Offering [Member]

Related Party Transaction [Line Items]
Fees paid to related parties	0	220,000
Dealer Manager [Member] | Realty Capital Securities, LLC [Member] | Sales Commissions and Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	160,600,000	9,833,000
Dealer Manager [Member] | Realty Capital Securities, LLC [Member] | Payable [Member] | Sales Commissions and Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	$ 0	$ 92,000